Fair Value - Level 3 rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	$ 3,805,380		$ 1,587,329
Realized and unrealized investment (losses) gains included in net income	280,542		466,884
Purchases	914,589		2,180,472
Settlements and sales	1,279,173		415,621
Net transfers into (out of) Level 3	1,832		(13,684)
Balance, end of year	3,723,170		3,805,380
Change in unrealized investment (losses) gains relating to assets held at end of year	318,819		454,337
Fixed maturities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	180,342		159,964
Realized and unrealized investment (losses) gains included in net income	(5,913)		14,390
Purchases	0		10,455
Settlements and sales	19,894		4,467
Net transfers into (out of) Level 3	0		0
Balance, end of year	154,535		180,342
Change in unrealized investment (losses) gains relating to assets held at end of year	(5,908)		14,382
Fixed maturities | U.S. states, territories and municipalities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	143,427		120,898
Realized and unrealized investment (losses) gains included in net income	(5,785)		12,959
Purchases	0		10,455
Settlements and sales	17,165		885	[1]
Net transfers into (out of) Level 3	0		0
Balance, end of year	120,477		143,427
Change in unrealized investment (losses) gains relating to assets held at end of year	(5,780)		12,951
Fixed maturities | Asset-backed securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	18,228		17,596
Realized and unrealized investment (losses) gains included in net income	0		1,274
Purchases	0		0
Settlements and sales	700		642
Net transfers into (out of) Level 3	0		0
Balance, end of year	17,528		18,228
Change in unrealized investment (losses) gains relating to assets held at end of year	0		1,274
Fixed maturities | Corporate bonds
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	18,687		21,470
Realized and unrealized investment (losses) gains included in net income	(128)		157
Purchases	0		0
Settlements and sales	2,029		2,940
Net transfers into (out of) Level 3	0		0
Balance, end of year	16,530		18,687
Change in unrealized investment (losses) gains relating to assets held at end of year	(128)		157
Equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	1,211,761		647,725
Realized and unrealized investment (losses) gains included in net income	199,901		394,100
Purchases	89,257		210,959
Settlements and sales	25,911	[2]	27,339
Net transfers into (out of) Level 3	4,494		(13,684)
Balance, end of year	1,479,502		1,211,761
Change in unrealized investment (losses) gains relating to assets held at end of year	204,908		392,828
Sales	26,000		27,000
Equities | Energy
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	0
Realized and unrealized investment (losses) gains included in net income	3,419
Purchases	31,128
Settlements and sales	99
Net transfers into (out of) Level 3	0
Balance, end of year	34,448		0
Change in unrealized investment (losses) gains relating to assets held at end of year	3,320
Equities | Consumer noncyclical
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	0
Realized and unrealized investment (losses) gains included in net income	(3,168)
Purchases	5,560
Settlements and sales	0
Net transfers into (out of) Level 3	4,494
Balance, end of year	6,886		0
Change in unrealized investment (losses) gains relating to assets held at end of year	278
Equities | Insurance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	9,403		0
Realized and unrealized investment (losses) gains included in net income	(5,403)		7,514
Purchases	0		1,889
Settlements and sales	0		0
Net transfers into (out of) Level 3	0		0
Balance, end of year	4,000		9,403
Change in unrealized investment (losses) gains relating to assets held at end of year	4,000		7,514
Equities | Real estate
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	2,385		0
Realized and unrealized investment (losses) gains included in net income	(416)		0
Purchases	369		2,385
Settlements and sales	0		0
Net transfers into (out of) Level 3	0		0
Balance, end of year	2,338		2,385
Change in unrealized investment (losses) gains relating to assets held at end of year	(416)		0
Equities | Consumer cyclical
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	0
Realized and unrealized investment (losses) gains included in net income	0
Purchases	475
Settlements and sales	0
Net transfers into (out of) Level 3	0
Balance, end of year	475		0
Change in unrealized investment (losses) gains relating to assets held at end of year	0
Equities | Industrials
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	0
Realized and unrealized investment (losses) gains included in net income	(491)
Purchases	530
Settlements and sales	0
Net transfers into (out of) Level 3	0
Balance, end of year	39		0
Change in unrealized investment (losses) gains relating to assets held at end of year	(491)
Equities | Finance
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	126		13,710
Realized and unrealized investment (losses) gains included in net income	12		100
Purchases	0		0
Settlements and sales	0		0
Net transfers into (out of) Level 3	0		(13,684)
Balance, end of year	138		126
Change in unrealized investment (losses) gains relating to assets held at end of year	12		(3)
Equities | Technology
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	0		12,256
Realized and unrealized investment (losses) gains included in net income			(1,538)
Purchases			0
Settlements and sales			10,718
Net transfers into (out of) Level 3			0
Balance, end of year			0
Change in unrealized investment (losses) gains relating to assets held at end of year			0
Equities | Mutual funds
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	1,199,847		621,759
Realized and unrealized investment (losses) gains included in net income	206,654		388,024
Purchases	47,391		206,685
Settlements and sales	25,812		16,621
Net transfers into (out of) Level 3	0		0
Balance, end of year	1,428,080		1,199,847
Change in unrealized investment (losses) gains relating to assets held at end of year	198,911		385,317
Equities | Diversified
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	0
Realized and unrealized investment (losses) gains included in net income	(706)
Purchases	3,804
Settlements and sales	0
Net transfers into (out of) Level 3	0
Balance, end of year	3,098		0
Change in unrealized investment (losses) gains relating to assets held at end of year	(706)
Other invested assets
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	2,413,277		779,640
Realized and unrealized investment (losses) gains included in net income	86,554		58,394
Purchases	825,332		1,959,058
Settlements and sales	1,233,368	[2]	383,815
Net transfers into (out of) Level 3	(2,662)		0
Balance, end of year	2,089,133		2,413,277
Change in unrealized investment (losses) gains relating to assets held at end of year	119,819		47,127
Sales	1,100,000		289,000
Other invested assets | Derivatives, net
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	(2,657)		(1,279)
Realized and unrealized investment (losses) gains included in net income	(8,217)		115
Purchases	5,008		(2,000)
Settlements and sales	5,004		(507)
Net transfers into (out of) Level 3	0		0
Balance, end of year	(862)		(2,657)
Change in unrealized investment (losses) gains relating to assets held at end of year	(5,085)		(111)
Other invested assets | Corporate loans
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	1,879,105		401,702
Realized and unrealized investment (losses) gains included in net income	(10,980)		9,237
Purchases	555,780		1,828,802
Settlements and sales	1,097,762		360,636
Net transfers into (out of) Level 3	0		0
Balance, end of year	1,326,143		1,879,105
Change in unrealized investment (losses) gains relating to assets held at end of year	31,980		9,940
Sales	981,000		270,000
Other invested assets | Notes and loan receivables and notes securitization
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	3,085		6,507
Realized and unrealized investment (losses) gains included in net income	124		(717)
Purchases	4,448		0
Settlements and sales	536		2,705
Net transfers into (out of) Level 3	0		0
Balance, end of year	7,121		3,085
Change in unrealized investment (losses) gains relating to assets held at end of year	(979)		139
Sales			2,000
Other invested assets | Private equities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	533,744		372,710
Realized and unrealized investment (losses) gains included in net income	105,627		49,759
Purchases	260,096		132,256
Settlements and sales	140,074		20,981
Net transfers into (out of) Level 3	(2,662)		0
Balance, end of year	756,731		533,744
Change in unrealized investment (losses) gains relating to assets held at end of year	93,903		37,159
Sales	$ 137,000		$ 17,000

[1]	Settlements and sales of Equities and Other invested assets included sales of $27 million and $289 million, respectively. Sales of Other invested assets of $289 million included sales of corporate loans of $270 million, notes and loan receivables and notes securitization of $2 million, and private equities of $17 million
[2]	Settlements and sales of Equities and Other invested assets included sales of $26 million and $1.1 billion, respectively. Sales of Other invested assets of $1.1 billion included sales of corporate loans of $981 million and private equities of $137 million.